SHARE BASED COMPENSATION (Summary of Unvested Options under the Employee Share Option Plan) (Details) (CNY)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Weighted Average Grant-date fair value
Granted (in dollars per share)			12.42
Employee and Directors Stock Options [Member]
Shares
Unvested at the beginning of the period (in shares)	593,322
Granted (in shares)			2,205,250
Vested (in shares)	(391,944)
Forfeited (in shares)	(62,413)
Unvested at the end of the period (in shares)	138,965	593,322
Weighted Average Grant-date fair value
Unvested at the beginning of the period (in dollars per share)	10.44
Granted (in dollars per share)
Vested (in dollars per share)	10.96
Forfeited (in dollars per share)	9.20
Unvested at the end of the period (in dollars per share)	10.03	10.44